AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/29/2011

FILE NOS: 811-08228

33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	[39]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. (Check appropriate box or boxes.)	[40]

THE TIMOTHY PLAN

(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Office)

407-644-1986

(Registrant’s Telephone Number, including Area Code:)

ARTHUR D. ALLY

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE

395 Sawdust Road, #2148

The Woodlands, TX 77381

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended December 31, 2010 was filed on February 28, 2011.

The Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) and the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) (each a “Portfolio” and, collectively, the “Portfolios”) are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of Insurance Companies or for Qualified Plans. The general public may not directly purchase shares of the Portfolios.

The Portfolios invest in the Timothy Plan Traditional Funds. The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of the Traditional Funds invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Portfolios’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Traditional Funds. Timothy Partners, Ltd. (“TPL”) is investment advisor to the Traditional Funds and to the Portfolios, and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusion described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values. Further, if a company whose securities are being held by one of our Traditional Funds is discovered to have changed its policies and is engaging in a prohibited practice, that security will be sold as soon as is reasonably practicable.

Because none of our Traditional Funds will invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, each Fund’s pool of eligible investments may be limited to a certain degree. Although TPL believes that the Portfolios can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments in the Traditional Funds may have an adverse effect on a Portfolio’s performance and ongoing expenses.

THE PORTFOLIOS ARE DISTRIBUTED THROUGH:

Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, Florida 32751

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Section 1 | Portfolio Summaries
This section sets forth a general description of important information you should know about each of our Portfolios.

Strategic Growth Portfolio	2
Conservative Growth Portfolio	6

Section 2 | Additional Information
This section addresses defensive positions that may be taken, and the Board’s action in the event of a conflict of interest between contract owners and Qualified Plans.	10

Section 3 | How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

How to Buy Shares	11
How to Sell Shares	11

Section 4 | General Information
This section summarizes the Portfolios’ distribution policies and other general Portfolio information.

Dividends, Distributions and Taxes	12
Fair Value Pricing	12
Investment Advisor	12
Principal Underwriter	13
Privacy Policy	13
Customer Identification Program	13

Section 5 | Financial Highlights
This section provides the Portfolios’ financial performance for the past five fiscal periods.	14

Section 6 | For More Information
This section tells you how to obtain additional information relating to the Portfolios.	16

1 | Page

Section 1 | Portfolio Summaries

Strategic Growth Portfolio

INVESTMENT OBJECTIVE

This Portfolio seeks to achieve medium to high levels of long-term capital growth.

FEES AND EXPENSES

Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.

Annual Portfolio Operating Expenses (1)

(Expenses that you pay each year as a percentage of the value of your investment.)

Management Fee (2)	0.10%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above) (3)	0.32%
Fees and Expenses of Acquired Portfolios (4)	1.63%
Total Annual Portfolio Operating Expenses	2.05%

(1)	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio’s fiscal year ended December 31, 2010.
(2)	Management Fees are 0.10% of the average daily net assets of each Portfolio which is paid to the Portfolios’ Advisor, Timothy Partners. Ltd.
(3)	Other Expenses include administration fees.
(4)	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio’s net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$208
3 Years	$643
5 Years	$1,103
10 Years	$2,379

Page | 2

PRINCIPAL INVESTMENT STRATEGIES

This Portfolio normally will invest at least 75% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Portfolio’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Defensive Strategies Fund	5 - 15%

The Strategic Growth Portfolio normally will invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio’s investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Timothy Funds in which the Portfolio invests:

•

Stock Market Risk: The Portfolio is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•

Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Excluded Security Risk: Because the Traditional Funds do not invest in Excluded Securities, and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than other Funds that invest in a broader array of securities.

•

Growth Risk: The Traditional Funds often invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Funds’ managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, ultimately reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

•

Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be

3 | Page

undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund Managers expect, the Portfolio’s performance could ultimately suffer.

•

Foreign Risk: The Funds’ investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country. The Funds may invest in emerging markets. Emerging markets expose the Funds to additional risks due to the lack of historical or regulatory controls.

•

Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Funds’ investments in foreign securities.

•

High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

•

Interest Rate Risk: To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Portfolio’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Portfolio’s portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.

•

Credit Risk: To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

•

Real Estate Investment Trust Risk: The Portfolio invests in the Defensive Strategies Fund and through it, in REITs. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•

Commodities-based Exchange Traded Funds Risk: The Portfolio invests in the Defensive Strategies Fund and through it, in Commodity ETFs. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

•

Treasury-Inflation Protection Securities Risk: The Portfolio invests in the Defensive Strategies Fund and through it, in TIPS. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•

Non-Diversification Risk: Because the Funds may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Funds than if the Funds’ investments were more widely distributed.

3.	Who Should Buy This Portfolio | The Strategic Growth Portfolio is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

Page | 4

PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

Year-by-year Annual Total Returns for Portfolio Shares

(for calendar years ending on December 31(1))

2003	2004	2005	2006	2007	2008	2009	2010
25.33%	8.12%	5.89%	9.83%	10.13%	-39.55%	29.48%	15.37%

The Portfolio’s total return for the most recent quarter ended March 31, 2011 was 6.03%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
16.67%	-24.48%

Average Annual Total Returns

(for periods ending on December 31, 2010(1))

Strategic Growth Portfolio
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return before taxes	15.37%	(3.35)%	1.78%	N/A	3.01%
Return after taxes on distributions (1)	15.08%	(4.48)%	0.71%	N/A	2.35%
Return after taxes on distributions and sale of shares (1)	9.99%	(3.30)%	1.16%	N/A	2.38%
DJ Global Moderately Aggressive Portfolio Index (2)
(reflects no deduction for fees, expenses or taxes)	16.58%	0.76%	5.00%	N/A	7.53%

(1)	Strategic Growth Portfolio commenced investment operations on May 6, 2002.
(2)	The DJ GLOBAL Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The DJ Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

5 | Page

Conservative Growth Portfolio

INVESTMENT OBJECTIVE

This Portfolio seeks to achieve moderate levels of long-term capital growth.

FEES AND EXPENSES

Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.

Annual Portfolio Operating Expenses(1)

(Expenses that you pay each year as a percentage of the value of your investment.)

Management Fee(2)	0.10%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)(3)	0.31%
Fees and Expenses of Acquired Portfolios(4)	1.47%
Total Annual Portfolio Operating Expenses	1.88%

(1)	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio’s fiscal year ended December 31, 2010.
(2)	Management Fees are 0.10% of the average daily net assets of each Portfolio which is paid to the Portfolio’s Advisor, Timothy Partners. Ltd.
(3)	Other Expenses include administration fees.
(4)	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$191
3 Years	$591
5 Years	$1,016
10 Years	$2,201

Page | 6

PRINCIPAL INVESTMENT STRATEGIES

The Conservative Growth Portfolio normally will invest at least 75% of its total assets in the following Timothy Funds according to the following approximate range of percentages:

Trust Traditional Portfolio	% of Portfolio’s Net Assets Invested in Traditional Funds
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Defensive Strategies Fund	10 - 30%

The Conservative Growth Portfolio normally will invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio’s investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in the Conservative Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Timothy Funds in which the Portfolio invests:

•

Stock Market Risk: The Portfolio is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•

Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Excluded Security Risk: Because the Traditional Funds do not invest in Excluded Securities, and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than other Funds that invest in a broader array of securities.

•

Growth Risk: The Traditional Funds often invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Funds’ managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

•

Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund Managers expect, the Portfolio’s performance could suffer.

7 | Page

•

Foreign Risk: The Funds’ investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country. The Funds may invest in emerging markets. Emerging markets expose the Portfolio to additional risks due to the lack of historical or regulatory controls.

•

Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio’s investments in foreign securities.

•

High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

•

Interest Rate Risk: To the extent that the Portfolio invests in the High Yield Bond Fund, and other fixed income securities, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.

•

Credit Risk: To the extent that the Portfolio invests in the High Yield Bond Fund, and other fixed income securities, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.

•

Real Estate Investment Trust Risk: The Portfolio invests in the Defensive Strategies Fund and through it, in REITs. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•

Commodities-based Exchange Traded Funds Risk: The Portfolio invests in the Defensive Strategies Fund and through it, in Commodity ETFs. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

•

Treasury-Inflation Protection Securities Risk: The Portfolio invests in the Defensive Strategies Fund and through it, in TIPS. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•

Non-Diversification Risk: Because the Funds may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Funds than if the Funds’ investments were more widely distributed.

3.	Who Should Buy This Portfolio | The Portfolio is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

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PAST PERFORMANCE

Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.

Year-by-year Annual Total Returns for Portfolio Shares

(for calendar years ending on December 31(1))

2003	2004	2005	2006	2007	2008	2009	2010
17.61%	5.97%	5.33%	9.16%	8.82%	-28.59%	22.80%	12.45%

The Portfolio’s total return for the most recent quarter ended March 31, 2011 was 4.20%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
12.68%	-16.93%

Average Annual Total Returns

(for period ending on December 31, 2010(1))

Conservative Growth Portfolio
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return before taxes	12.45%	(0.46)%	3.21%	N/A	3.82%
Return after taxes on distributions (1)	11.92%	(1.60)%	2.17%	N/A	3.18%
Return after taxes on distributions and sale of shares (1)	8.09%	(0.93)%	2.29%	N/A	3.01%
Dow Jones Global Moderate Portfolio Index (2)
(reflects no deduction for fees, expenses or taxes)	13.84%	1.98%	5.09%	N/A	7.18%

(1)	Conservative Growth Portfolio commenced investment operations on May 1, 2002.
(2)	The DJ Global Moderate Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The DJ Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

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Section 2 | Additional Information

Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the U.S. government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Portfolio will be different than if it had invested strictly according to its objectives. A discussion of the Trust’s policies for disclosing a Portfolio’s securities holdings may be found in the Statement of Additional Information (“SAI”), relating to the Portfolios dated April 30, 2011.

The Portfolios may be offered to Separate Accounts of both variable annuity and variable life insurance contracts sponsored by Insurance Companies and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in a Portfolio and the interests of Qualified Plans investing in such Portfolio may conflict. The Trust’s Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any conflict.

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Section 3 | How You Can Buy and Sell Shares

Purchases and redemptions of shares in any of the Portfolios may be made only by an insurance company for its separate accounts at the direction of Variable Contract owners or by a Qualified Plan on behalf of its participants. Please refer to the Prospectus of your Separate Account or Plan Document, as applicable, for information on how to direct investments in, or redemptions from, the Portfolios and any fees that may apply. Generally, the Insurance Company or Qualified Plan places orders for shares based on payments and withdrawal requests received from Separate Account owners or Plan Participants during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day during which a payment or withdrawal request is received by the Insurance Company or Qualified Plan. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your Separate Account or Plan Account. Those charges are disclosed in the Separate Account offering prospectus or plan document. The Trust reserves the right to suspend the offering of any of the Portfolio’s shares, or to reject any purchase order.

How To Buy Shares

Purchase orders for shares of a Portfolio which are received by the Portfolios’ transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

OTHER PURCHASE INFORMATION

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for a Portfolio is based upon its net asset value per share. Net asset value per share of a Portfolio is calculated by adding the value of the Portfolio’s investments, cash and other assets, subtracting the Portfolio’s liabilities, and then dividing the result by the number of shares outstanding. The assets of each Portfolio are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of each Portfolio’s shares is computed on each day on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Each Portfolio purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Advisor in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by a Timothy Fund or a Portfolio will be valued on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Timothy Fund or a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

How To Sell Shares

Redemption proceeds normally will be wired to the Insurance Company or Qualified Plan on the next business day after receipt of the redemption instructions, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

The Trust has adopted policies and procedures designed to prevent and protect frequent purchases and redemptions of Portfolio shares (“market timing”). Those policies apply to all the Timothy Funds in which each Portfolio invests. However, since purchases and redemptions of shares in the Portfolios may be made only by an insurance company or by a qualified plan on behalf of its participants, the Board of Trustees has exempted the Portfolios from those policies and procedures.

11 | Page

Section 4 | General Information

Dividends, Distributions and Taxes

Dividends paid by a Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. A Portfolio’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it receives such a distribution from a Timothy Fund or sells shares of a Timothy Fund for more than it paid for it. A Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a Variable Contract. Depending on the Separate Account, withdrawals from the Account may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

Fair Value Pricing

The Board of Trustees has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by a Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing or evaluated pricing were employed and detailing the specific reasons for utilizing the applicable pricing mechanism. The Trust has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing and evaluated pricing of securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be either fair value priced or utilize Evaluated Pricing. Examples of when it would be likely that a Fund security would require either fair value pricing or Evaluated Pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; if an ADR in the International Fund represents an underlying issue that is difficult to price; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event the Fixed Income Fund were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

When a security is fair value priced it means that the Advisor or Sub-Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor’s or Sub-Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Advisor and Sub-Advisor are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Investment Advisor

Timothy Partners, Ltd. (“TPL” or the “Advisor”), 1055 Maitland Center Commons, Maitland, FL 32751 is a Florida limited partnership organized in December 1993. TPL is registered with the Securities and Exchange Commission as an investment advisor and a broker-dealer. TPL supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Portfolio. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from which it acquires its information, at its discretion. Covenant Funds, Inc., a Florida corporation, is the managing partner of TPL. For its services as investment advisor to each Portfolio, TPL receives an annual fee of 0.10% of the average daily net assets of each Portfolio.

PORTFOLIO MANAGER

Arthur D. Ally is primarily responsible for the day-to-day management of the Portfolios. Mr. Ally is President and Chairman of the Trust, as well as President and 75% shareholder of Covenant Funds. Mr. Ally founded and has provided his services to the Timothy Plan continuously since 1994, drawing from over thirty years’ experience in the investment industry as an employee of Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Mr. Ally is not compensated for his activities as the investment advisor for the Portfolios, nor does he provide daily investment management services for any other accounts of any type. Neither he nor any employee of the Funds or the underwriter may purchase securities held in any of the Timothy Plan Funds.

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A discussion of the considerations employed by the Board of Trustees in 2010 of their approval of TPL as Advisor to the Trust, and each sub-advisor as manager of the Funds is available in the Funds’ semi-annual report dated June 30, 2010.

The SAI also contains additional information about the compensation paid to each Fund’s portfolio manager, other accounts and account types managed by the Advisor and each Fund’s Investment Manager, and other relevant information.

Principal Underwriter

Timothy Partners, Ltd. also acts as principal underwriter for the Trust. As underwriter, TPL facilitates the registration of each Portfolio’s shares under state securities laws and offers its shares for sale. TPL does not receive any compensation for serving as underwriter of the Trust.

The Board of Trustees of the Trust has approved Codes of Ethics for the Funds, the Portfolios, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds and/or Portfolios, require that they file regular reports concerning their personal securities transactions, and prohibit activities that might result in harm to the Funds and/or Portfolios. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained after paying a duplication fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Public Relations Section, Washington DC 20549-0102. The Board of Trustees also has approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

Privacy Policy

The following is a description of the Portfolios’ policies regarding disclosure of nonpublic personal information that you provide to the Portfolios or that the Portfolios collect from other sources. In the event that you hold shares of a Portfolio through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE PORTFOLIOS COLLECT

The Portfolios collect the following nonpublic personal information about you:

1.	Information the Portfolios receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.	Information about your transactions with the Portfolios, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE PORTFOLIOS DISCLOSE

The Portfolios do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Portfolios’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Portfolios maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities for separate accounts falls to the insurance company offering the investment vehicle.

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Section 5 | Financial Highlights

Financial Highlights

STRATEGIC GROWTH PORTFOLIO

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods below has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the annual report, which is available upon request.

Year ended 12/31/10	Year ended 12/31/09	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$8.25	$6.41	$12.83	$12.07	$11.64

Income from Investment Operations:
Net Investment Income (Loss)	0.05	(A)	0.06	0.07	(A)	0.18	0.23
Net Realized and Unrealized Gain (Loss) on Investments	1.22	1.83	(5.19)	1.04	0.91

Total from Investment Operations	1.27	1.89	(5.12)	1.22	1.14

Less Distributions:
Dividends from Net Investment Income	(0.07)	(0.05)	(0.15)	—	(0.23)
Dividends from Realized Gains	—	—	(1.15)	(0.46)	(0.48)

Total Distributions	(0.07)	(0.05)	(1.30)	(0.46)	(0.71)

Net Asset Value at End of Year	$9.45	$8.25	$6.41	$12.83	$12.07

Total Return (B)	15.37%	29.48%	-39.55%	10.13%	9.83%

Ratios/Supplemental Data:
Net Assets at End of Year (in 000s)	$19,090	$18,895	$14,750	$19,167	$14,271

Ratio of Expenses to Average Net Assets:
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (C)	0.42%	0.50%	0.65%	0.64%	0.72%

Ratio of Net Investment Income (Loss) to Average Net Assets:
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (C)(D)	0.61%	0.82%	0.69%	1.61%	2.21%

Portfolio Turnover	8.39%	21.90%	8.56%	45.07%	2.62%

(A)	Net Investment Income was calculated using the average shares method.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Portfolio assuming reinvestment of dividends. Total return would have been higher if certain expenses had not been recouped in the year in which the recoupment occurred.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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Financial Highlights

CONSERVATIVE GROWTH PORTFOLIO

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods below has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Portfolio’s financial statements, are included in the annual report, which is available upon request.

Year ended 12/31/10	Year ended 12/31/09	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.86	$8.16	$12.97	$12.14	$11.72

Income from Investment Operations:
Net Investment Income (Loss)	0.14	(A)	0.12	0.22	(A)	0.30	0.35
Net Realized and Unrealized Gain (Loss) on Investments	1.09	1.74	(3.95)	0.77	0.73

Total from Investment Operations	1.23	1.86	(3.73)	1.07	1.08

Less Distributions:
Dividends from Net Investment Income	(0.15)	(0.16)	(0.26)	—	(0.36)
Dividends from Realized Gains	—	—	(0.82)	(0.24)	(0.30)

Total Distributions	(0.15)	(0.16)	(1.08)	(0.24)	(0.66)

Net Asset Value at End of Year	$10.94	$9.86	$8.16	$12.97	$12.14

Total Return (B)	12.45%	22.80%	-28.59%	8.82%	9.16%

Ratios/Supplemental Data:
Net Assets at End of Year (in 000s)	$43,172	$42,537	$32,454	$38,205	$26,723

Ratio of Expenses to Average Net Assets:
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (C)	0.41%	0.50%	0.64%	0.64%	0.72%

Ratio of Net Investment Income (Loss) to Average Net Assets:
After Reimbursement and Waiver/Recoupment of Expenses by Advisor (C)(D)	1.41%	1.56%	1.88%	2.68%	3.59%

Portfolio Turnover	8.92%	34.54%	19.70%	34.60%	2.04%

(A)	Net Investment Income was calculated using the average shares method.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Portfolio assuming reinvestment of dividends. Total return would have been higher if certain expenses had not been recouped in the year in which the recoupment occurred.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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Section 6 | For More Information

Additional information about the Portfolios is available in the Portfolios’ Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Portfolios. A current SAI, dated April 30, 2011 has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus. Additional information about each Portfolio’s investments is also available in the Portfolios’ audited annual report, dated December 31, 2010. In the Portfolios’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

The Portfolios’ SAI, annual report and semi-annual report are available, without charge upon request. To receive a copy of any of these documents or to make other types of inquiries to the Portfolios, please contact the Trust.

	Trust*	Securities and Exchange Commission
By Phone:	(800) 846-7526	(202) 942-8090

By Mail:	The Trust c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)

By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)

By Internet:	http://www.timothyplan.com	http://www.sec.gov

In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*	A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Portfolios (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Information about the Portfolio is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Trust

Investment Company Act No. 811-08228

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[THIS PAGE IS NOT PART OF THE PROSPECTUS]

1055 Maitland Center Commons

Maitland, FL 32751

Online	|	www.timothyplan.com
E-mail	|	invest@timothyplan.com
Phone	|	(800) 846-7526

THE FUNDS ARE DISTRIBUTED THROUGH: Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, Florida 32751

This Statement of Additional Information (“SAI”) is not a prospectus. It is an additional disclosure document filed in addition to and supplementing The Timothy Plan Variable Series Prospectus, dated April 30, 2011, which contains information concerning the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) and the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”), which should be read with this Statement of Additional Information.

The Timothy Plan (the “Trust”) is registered with the Securities and Exchange Commission as an open-end management investment company.

COPIES OF THIS SAI AND/OR THE PROSPECTUS TO WHICH IT RELATES MAY BE OBTAINED FROM THE TRUST WITHOUT CHARGE BY WRITING THE TRUST AT 1055 MAITLAND CENTER COMMONS, MAITLAND, FL 32751 OR BY CALLING THE TRUST AT (800) 846-7526. RETAIN THIS SAI FOR FUTURE REFERENCE.

2	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Section 1 | General Information

Portfolio History

The Timothy Plan (the “Trust”) was organized as a Delaware business trust on December 16, 1993. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Trust currently offers several portfolios of shares, two of which are the Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”), each a “Portfolio” and collectively the “Portfolios.” This Statement of Additional Information applies to the Portfolios only. Each Portfolio offers a single class of shares without any sales charges or ongoing sales or distribution fees. The Portfolios are offered only to separate accounts (the “Separate Accounts”) established by various insurance companies (collectively, the “Insurance Companies”) and to certain eligible qualified retirement plans (“Qualified Plans”). The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has also filed an SAI, dated February 1, 2011, relating to its other Fund offerings and providing information about the Timothy Funds in which the Portfolios invest. That SAI is incorporated herein by reference for all purposes.

The Portfolios’ shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law or in connection with an undertaking given by a Portfolio.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	3

Section 2 | Investments and Risks

Investment Strategies and Risks

Each Portfolio seeks to achieve its objective by making investments selected in accordance with that Portfolio’s investment restrictions and policies. Each Portfolio invests primarily in Class A Shares of other portfolios of the Trust (the “Timothy Funds”) as described in the Portfolios’ Prospectus, without sales charges. Each Portfolio will vary its investment strategy as described in the prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Portfolios, the securities in which they or the underlying Timothy Funds may invest, and the policies they will follow.

Each Portfolio has its own investment objective and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated objective by diversified investing primarily in the Timothy Funds. The Timothy Funds invest in securities issued by companies which, in the opinion of the Advisor, Timothy Partners, Ltd., conduct business in accordance with the stated philosophy and principles of the Timothy Funds. The following information supplements the information provided in the prospectus. The Portfolios may each invest in the following securities directly, or indirectly by investing in the Timothy Funds.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Portfolios or the Timothy Funds invest.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Timothy Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Timothy Fund with opportunities which are consistent with its investment objectives and policies.

INVESTMENT GRADE BONDS

Investment Grade Bonds are public and private issued debt securities that are rated above high yield (“junk” bonds). They generally carry a rating of BBB and above by Standard & Poor’s. Because they are considered investment grade, they generally carry lower coupon rates than high yield bonds.

WARRANTS

A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

4	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

AMERICAN DEPOSITORY RECEIPTS

American Depository Receipts (“ADRs”) are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Timothy Funds may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. The Portfolios or Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored ADR frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Except for the International Fund which is comprised of ADRs, each Timothy Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, and therefore will be unable to pass through the foreign taxes those Funds pay (or are deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are liquid, dividend-paying means of participating in the real estate market. REITs invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, and hotels, or mortgages secured by real estate. Some REITs are hybrid, investing in both the actual real estate and real estate-backed mortgages.

COMMODITY EXCHANGE TRADED FUNDS

Commodity Exchange Traded Funds (“ETFs”) are very similar to mutual funds, but have very little management. A Commodity ETF has a set plan for investment in a group of commodities that may be readjusted periodically by the fund manager. Most Commodity ETFs were created to mirror the returns of commodities by investing in the commodity futures markets. They are all buy-side futures contracts based on the amount of funds they receive from investors. Some commodity ETFs focus on commodity sectors and only buy futures contracts in that area – oil, agriculture or gold. Some focus on a more diversified basket of commodities. ETFs trade like stocks, can be purchased or sold at any time during market hours, and, unlike futures contracts which are highly leveraged, ETFs cannot lose more than the initial investment. Investing in a Commodity ETF is one of the easiest ways to participate in the commodity markets.

TREASURY INFLATION-PROTECTED SECURITIES

Treasury Inflation-Protected Securities (TIPS) are special types of Treasury notes or bonds that offer protection from inflation. Like other Treasuries, TIPS pay interest every six months and pay the principal when the security matures. Unlike conventional governments, TIPS coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI). When a TIPS matures, you are paid the adjusted principal or original principal, whichever is greater. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. Consequently, the real rate of return, which represents the growth of purchasing power, is guaranteed. Because of the safety, TIPS offer a low return.

HIGH YIELD BONDS

High Yield Bonds are public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment advisor. These types of securities are commonly referred to as “junk bonds”. Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

THE DEFENSIVE STRATEGIES FUND

The Defensive Strategies Fund, one of the Traditional Funds in which the Portfolios invest, is not a diversified fund as defined by the Securities and Exchange Act of 1940. The Defensive Strategies Fund is a non-diversified fund, and therefore may invest up to 25% of the total assets under management in any single issue, and up to 50% of the assets under management in two issues. The remaining 50% must adhere to the diversification requirements required of the Timothy Plan Traditional Funds. Under the rules, the Fund will not diversify up to 50% of its assets under management, however of the non-diversified 50%, not over 25% will be held in any one investment offering. The remaining 50% will be diversified, meaning not over 5% will be invested in any one company’s shares or issuer’s units of ownership. During periods of economic deflation, the Defensive Strategies Fund may elect to liquidate its entire portfolio of REITs.

TEMPORARY DEFENSIVE MEASURES

Investment Managers of each Traditional Fund may take temporary defensive actions when it is determined to be in the best interests of the shareholders. Such defensive actions may include, but not be limited to, increasing the percentage of the Fund invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that it would have been if it had invested strictly according to its objectives.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	5

Portfolio Policies

In addition to those set forth in the Portfolios’ current prospectus, the Portfolios have adopted the investment restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

1.	issue senior securities;

2.	engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the “1933 Act”) in disposing of a portfolio security;

3.	purchase or sell real estate or interests therein, although the Funds may each purchase debt instruments or securities of issuers which engage in real estate operations;

4.	invest for the purpose of exercising control or management of another company;

5.	purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

6.	invest more than 25% of the value of the Fund’s total assets in one particular industry, except for temporary defensive purposes;

7.	make purchases of securities on “margin”, or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

8.	invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class. The Asset Allocation Funds are not subject to this restriction.

9.	(Except for the Defensive Strategies Fund) as to 75% of a Fund’s total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.)

10.	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

11.	make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

12.	invest in securities of any company if any officer or trustee of the Funds or the Funds’ advisor owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

13.	borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund’s assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income.

14.	pledge, mortgage, hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

15.	purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund’s net assets.

So long as percentage restrictions are observed by a Portfolio at the time it purchases a security, changes in values of a particular Portfolio’s assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.

Each of the Portfolios may not:

1.	purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2.	purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3.

make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

6	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

4.	purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets, at market value, would be invested in the securities of issuer.

5.	issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

6.	borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities;

7.	underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8.	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

9.	concentrate its investments in any one sector or industry.

Portfolio Turnover

It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A sub-advisor will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Portfolios invest the majority of their assets in certain of the Traditional Funds and attempt to maintain target investment ratios which are determined by the Investment Advisor. The investments among the Traditional Funds are adjusted as necessary in order to re-balance to the target ratio. As a result, portfolio turnover for the Portfolios could be substantial and could cause the Traditional Funds to also experience additional turnover problems. The portfolio turnover rate for the Portfolios is set forth in the table below:

	2008	2009	2010
Strategic Growth Portfolio	8.56%	21.90%	8.39%
Conservative Growth Portfolio	19.70%	34.54%	8.92%

(1)	The Timothy Plan Defensive Strategies Fund commenced investment operations on November 4, 2009. Accordingly, portfolio turnover for this Fund may have caused the ratios for 2009 to have been high.

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Timothy Funds, or adverse tax effects. (See “Dividends and Distributions” in the applicable prospectus.)

Disclosure of Portfolio Holdings

The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings.

FUND SERVICE PROVIDERS

Fund Service Providers includes the following: Fund Accounting Agent, Independent Registered Public Accounting Firm, Compliance Consulting Firm and Custodian. The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund’s portfolio on a real time basis. For example, the Trust’s fund accounting agent is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio on behalf of each Fund. The Trust also undergoes an annual audit which requires the Trust’s independent registered public accounting firm to review each Fund’s portfolio. In addition to the fund accounting agent, the Trust’s custodian also maintains an up-to-date list of each Fund’s holdings. The Trust’s compliance consulting firm must also have access to each Fund’s portfolio in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing any Fund’s portfolio with any third party unless specifically authorized by the Trust’s President, Secretary or Treasurer.

The Board of Trustees monitors the services provided by each of the listed service providers to ensure each is complying with the contractual terms or expectation of the arrangement. If the Board of Trustees is unsatisfied with any of these service providers the Board may terminate them accordingly. Each of the entities discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person’s knowledge of Trust activities for their own personal benefit. The Trust relies on the compliance departments of each entity to enforce its code.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	7

RATING AND RANKING ORGANIZATIONS

The Trust may from time to time provide its entire portfolio holdings of each Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg L.P., and Thomson Financial Research. The Trust has obtained assurances from all such parties that any information provided to them will be held in confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust’s management has determined that these groups provide investors a valuable service and, therefore, is willing to provide them with portfolio information. You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

DISCLOSURE TO OTHER PARTIES

The Trust has adopted a policy of posting the portfolio holdings of each Fund on its web site not later than seven (7) calendar days after the end of each fiscal quarter. The Trust is also required under law to file a listing of the portfolio holdings of each Fund with the Securities and Exchange Commission on a quarterly basis. The Trust prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Trust’s web site, as discussed above. The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to a Fund.

REVIEW

The Board of Trustees reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Trust’s President, Secretary and Treasurer are authorized, subject to Board review, to make exceptions to the above-described policies.

8	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Section 3 | Management of the Fund

Officers and Trustees of the Trust

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland , FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Dean of Liberty University School of Law since 2007. Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	9

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kenneth Blackwell 693 Windings Lane Cincinnati, OH Born: 1948	Trustee	Indefinite; Trustee since 2011	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Secretary of State for the State of Ohio. Currently serving as an independent consultant or Fellow with the Family Research Council and the American Civil Rights Union, and is a Visiting Professor at Liberty University, Lynchburg, VA.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1112 Glen Falls Road DeLand, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Principal of Copeland & Covert, Attorneys at Law since 1992, specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami. Associate Professor Stetson University since 1975.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 160 Deer Forest Trail Fayetteville, GA Born: 1947	Trustee	Indefinite; Trustee since 2010	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Medical Director of Clayton State University Health Clinic. Formerly served as Medical Director of Spelman College Health Services, faculty member of Atlanta Medical Center’s Family Practice Residency Training Program, Emory University Family Practice Residency Training Program, and as an Assistant Professor at the University of Illinois from 1972-81.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 203 E. Main Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee since 2005	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee since 2005	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

10	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague 16176 SE Mercers Way Milwaukee, WI Born: 1973	Trustee	Indefinite; Trustee since 2011	13

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under “Investment Advisor,” “Investment Manager,” and “Principal Underwriter,” review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Funds. The Timothy Plan Funds pay compensation at the rate of $750 per meeting attended to the Independent Trustees.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	11

Additional Information About the Trustees

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years prior to establishing Timothy Partners, Ltd, the advisor and distributor of the Timothy Plan Funds. Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Joseph Boatwright served as senior pastor of Aloma Baptist Church in Winter Park, Florida, for over twenty-five years. Pastor Boatwright brings a unique understanding of the scriptures to the Board, which serves well in the attempt to oversee the moral agenda of the Funds.

Mat Staver is the Dean of Liberty University School of Law and the founder and chairperson of Liberty Counsel. Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Kenneth Blackwell, who joined the Board in February, 2011, brings his vast experience and unique perspectives gained as the former mayor of Cincinnati, Ohio, overseas ambassador, author, and celebrated business entrepreneur.

Richard Copeland is an attorney who specializes in estate planning and probate. Mr. Copeland received an LLM in taxation from the University of Miami, and has extensive experience in the taxation arena. He is also a professor in the College of Business Administration at Stetson University.

Deborah Honeycutt is a physician practicing in the Atlanta, GA area. Dr. Honeycutt has experience in managing and directing health clinics and as a family medical practitioner.

Bill Johnson has been in the ministry front lines in the fight against pornography. Mr. Johnson brings a keen knowledge of the various forms of pornography, as well as hands-on experience running a non-profit organization.

John Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States. Mr. Mulder brings proficiency in taxation as well as the skills he has acquired in managing a national organization.

Charles Nelson is a former audit partner in a national accounting firm. Mr. Nelson holds an MBA and is a Certified Public Accountant. He is a former college instructor, and brings a combination of business, financial, and accounting skills to the Board.

Scott Preissler, PhD is a former executive director of a worldwide ministry, and currently serves as chairperson of the stewardship department at Southwestern Baptist Theological Seminary. Dr. Preissler brings extensive organizational and public service experience to the Board.

Alan Ross is an entrepreneur specializing in corporate turn-around ventures. Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

Patrice Tsague, who joined the Board in February, 2011, brings a unique combined perspective from his career that includes counseling for international entrepreneurship and development of organizational techniques and avenues for businesses.

References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission and do not constitute indications that the Lead Independent Trustee, the Board, or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee or on the Board by reason thereof.

BOARD STRUCTURE

The Board of Trustees is responsible for overseeing the management and operations of the Trust and the Funds. The Board consists of nine Independent Trustees and three Trustees who are interested persons of the Trust. Arthur D. Ally, who is an interested person of the Trust, serves as Chair of the Board and Mr. Wesley Pennington served as the Lead Independent Trustee until his death on December 25, 2010. Mr. Pennington worked with Mr. Ally to set the agendas for the Board and Committee meetings, chaired meetings of the Independent Trustees, and generally served as a liaison between the Independent Trustees and the Trust’s management between Board meetings. The Board selected Mr. Charles Nelson to replace Mr. Pennington.

12	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

The Board of Trustees has one standing committee: the Audit Committee. The Audit Committee is chaired by an Independent Trustee. The Audit Committee consists of Messrs. Nelson, Mulder and Copeland. Mr. Pennington served on the Audit Committee and was its Chairman until his passing, and Mr. Nelson has assumed the responsibility of Chairperson. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the last fiscal year.

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Funds. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Trust management. The Board of Trustees has determined that its committee structure helps ensure that the Funds have effective and independent governance and oversight. Given the Advisor’s sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Funds, and Mr. Ally’s senior leadership role within the Advisor, the Board elected him Chairman. The Board reviews its structure regularly and believes that its leadership structure, including the Independent Trustees comprising three fourths of the total number of Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair, and the Board’s Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

BOARD OVERSIGHT OF RISK

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk. The Trust, the Advisor and the other service providers have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks. These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Audit Committee. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Trustees requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accounting firm on internal control and financial reporting matters. On at least an annual basis, the Independent Trustees meet separately with the Funds’ CCO outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance, as well as reports regarding the valuation of the Funds’ securities. In addition, in its annual review of the Funds’ advisory agreements, the Board reviews information provided by the Advisor relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of funds in the Trust and the effectiveness of its committee structure.

The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes, procedures and controls to eliminate or mitigate every occurrence or effect. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	13

TRUSTEE OWNERSHIP

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee: Trustees, for their services to the Funds, may purchase Class A shares at Net Asset Value; commissions normally charged on A share purchases are waived. As of December 31, 2010, the Trustees owned the following dollar ranges of Fund shares.

Name of Person	Dollar Range of Equity Securities each Fund		Aggregate Dollar Range of Equity Securities in all Funds overseen by Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally			$1 - $10,000
	Aggressive Growth Fund	$1 - $10,000
	Conservative Growth Fund	$1 - $10,000
	Fixed Income Fund	$1 - $10,000
	Large/Mid Cap Growth Fund	$1 - $10,000
	Large/Mid Cap Value Fund	$1 - $10,000
	Small Cap Value Fund	$1 - $10,000
	Strategic Growth Fund	$1 - $10,000
Joseph E. Boatwright			Over $100,000
	Conservative Growth Fund	$50,001 - $100,000
	Fixed Income Fund	$50,001 - $100,000
	Large/Mid Cap Value Fund	$50,001 - $100,000
	Money Market Fund	$1 - $10,000
	Small Cap Value Fund	$10,001 - $50,000
	Strategic Growth Fund	$50,001 - $100,000
Mathew D. Staver			Over $100,000
	Money Market Fund	$10,001 - $50,000
	Small Cap Value Fund	Over $100,000
	Strategic Growth Fund	$50,001 - $100,000

Independent Trustees
Kenneth Blackwell	None		None
Richard W. Copeland	None		None
Deborah Honeycutt	None		None
Bill Johnson			$10,001 - $50,000
	Conservative Growth Fund	$10,001 - $50,000
	Defensive Strategies Fund	$1 - $10,000
	Fixed Income Fund	$1 - $10,000
	High Yield Bond Fund	$1 - $10,000
John C. Mulder	None		None
Charles E. Nelson			$1 - $10,000
	International Fund	$1 - $10,000
	Small Cap Value Fund	$1 - $10,000
Scott Preissler, Ph.D.	None		None
Alan M. Ross	None		None
Patrice Tsague	None		None

14	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Compensation

Interested Trustees receive no compensation for their services. Compensation for the Independent Trustees was initiated by the Trust for the first time in June 2005. Independent Trustees are currently compensated at the rate of $750 per meeting attended. Trustee remuneration during the past calendar year is set forth in the following table.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	0	0	0	0
Joseph E. Boatwright, Secretary	0	0	0	0
Mathew D. Staver	0	0	0	0

Independent Trustees
Kenneth Blackwell (1)	0	0	0	0
Richard W. Copeland	2,250	0	0	2,250
Debrorah Honeycutt (2)	2,250	0	0	2,250
Bill Johnson	3,000	0	0	3,000
Kathryn Martinez (3)	750	0	0	750
John C. Mulder	1,500	0	0	1,500
Charles E. Nelson	3,000	0	0	3,000
Wesley W. Pennington (4)	3,000	0	0	3,000
Scott Preissler, Ph.D.	3,000	0	0	3,000
Alan M. Ross	1,500	0	0	1,500
Dr. David J. Tolliver (5)	3,000	0	0	3,000
Patrice Tsague (6)	0	0	0	0

1.	Mr. Blackwell joined the Board in February, 2011.
2.	Dr. Honeycutt succeeded Ms. Martinez as a Trustee effective February 26, 2010.
3.	Ms. Martinez tendered her resignation November, 2009.
4.	Mr. Pennington passed away on December 25, 2010.
5.	Dr. Tolliver tendered his resignation effective January 11, 2011.
6.	Mr. Tsague joined the Board in February, 2011.

Code of Ethics

The Trust, the Advisor, the investment managers and the Funds’ underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities; however, the Advisor’s, Trust’s and underwriter’s employees are prohibited from purchasing securities that are held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission. Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406. The amended Codes of Ethics adopted by the Trust, TPL, and each sub-Advisor, have each been reviewed and ratified by the Board of Trustees.

Proxy Voting Policies

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds’ proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The procedures are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at Huntington Asset Services, 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208, or calling toll free at 1-800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix A.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	15

Voting Rights

Each Insurance Company is the legal owner of shares attributable to variable life insurance and variable annuity contracts issued by its separate accounts, and has the right to vote those shares. Pursuant to the current view of the SEC staff, each Insurance Company will vote the shares held in each separate account registered with the SEC in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by that separate account. To the extent voting privileges are granted by the issuing Insurance Company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Portfolio shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each Insurance Company will be voted by that Insurance Company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received. Shares held by Qualified Plans will vote directly and will not be voted in the same proportion as shares held by the Insurance Companies in their separate accounts registered as unit investment trusts.

RESOLVING MATERIAL CONFLICTS

Currently, shares in the Portfolios are available only to separate accounts established by American United Life Insurance Company, Indianapolis, IN, and Jefferson National Life Insurance Company, Louisville, KY. In the future, shares may be offered to other Insurance Companies independent from AUL and certain eligible qualified retirement plans (“Qualified Plans”), and as an investment vehicle for variable life insurance or variable annuity products sponsored by other Insurance Companies.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of Insurance Companies of unaffiliated Insurance Companies. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Timothy Plan Fund in which the Portfolios invest or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with the Trust, each Insurance Company investing in the Portfolios is responsible for monitoring and reporting any such conflicts to the Trust and for proposing and executing any necessary remedial action. The Board of Trustees has an obligation to determine whether such proposed action adequately remedies any such conflicts.

16	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Section 4 | Control Persons and Principal Holders of Securities

As of March 24, 2011, the following persons owned 5% or more of a Class of shares of a Portfolio or of the total outstanding shares of a Portfolio.

HOLDERS OF MORE THAN 5% OF EACH PORTFOLIO’S SHARES

Name of Shareholder	Name of Fund in which Shares Held	Number of Shares Owned	% Ownership of Share Class
Annuity Investors Life Ins Co	TP Conservative Growth Variable	297,929.30	7.15%
AUL American Individual Variable	TP Conservative Growth Variable	3,870,335.04	92.85%
Annuity Investors Life Ins Co	TP Strategic Growth Variable	392,811.06	17.47%
AUL American Individual Variable	TP Strategic Growth Variable	1,856,073.44	82.53%

For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of the company.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	17

Section 5 | Investment Advisory and Other Services

Investment Advisor

The Trust has entered into advisory agreements with Timothy Partners, Ltd. (“TPL” or the “Advisor”), for the provision of investment advisory services on behalf of the Trust to each Fund, subject to the supervision and direction of the Trust’s Board of Trustees. The continuance of the Advisory Agreement with Timothy Partners, Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 26, 2011. A discussion of the material factors considered in 2010 by the Board in renewing the Advisory Agreement can be found in the Trust’s Semi-Annual Financial Report to Shareholders dated June 30, 2010. A discussion of the Board’s considerations in renewing the agreement in 2011 will be provided in the Trust’s semi-annual report, which will be dated June 30, 2011. You may obtain a free copy of the Semi-Annual Report by calling the Trust.

The investment advisory agreement and each sub-advisory agreement for the underlying funds may be renewed after its initial two-year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement and each sub-advisory agreement will terminate automatically in the event of its assignment.

Pursuant to the investment advisory agreement with TPL, the Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not limited to: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with its own shareholders; the payment of dividends; transfer of stock, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders’ meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; and taxes.

For its services, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio. The table below sets forth the investment advisory fees payable to TPL for the last three years for each of the Portfolios.

INVESTMENT ADVISORY FEES

The following table sets forth the investment advisory fees paid to TPL for the last three years by each Portfolio.

	2008	2009	2010
Strategic Growth Portfolio
Fees Payable to TPL	$18,811	$16,623	$17,895
Conservative Growth Portfolio
Fees Payable to TPL	$37,551	$36,749	$41,659

Principal Underwriter

Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, FL 32751, acts as the principal underwriter (the “Underwriter”) of the Funds’ shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds’ Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the Financial Industry Regulatory Authority.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also President of Timothy Partners, Ltd. Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

18	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Other Service Providers

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, (“Cohen”) has been selected as the independent registered public accounting firm for the Portfolios for the fiscal year ending December 31, 2011. Cohen performs an annual audit of the Portfolios’ financial statements and provides financial, tax and accounting consulting services as requested.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Portfolios’ investments. The custodian acts as the Portfolios’ depository, safe-keeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Portfolios’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per Portfolio or (annualized) 1.20 basis points (.000120) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all assets over $175 million per Portfolio.

ADMINISTRATOR/TRANSFER AGENT

Huntington Asset Services, Inc (formerly Unified Fund Services, Inc.), 2960 N. Meridian St., Indianapolis, IN 46208, (Huntington), provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative Services Agreement dated December 1, 2009, and has provided the services since January 1, 2007.

Under the Administrative Services Agreement, Huntington: (1) coordinates with the custodian and performs transfer agent services to the Portfolios; (2) coordinates with, and monitors, any third parties furnishing services to the Portfolios; (3) provides the Portfolios with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Portfolios as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Portfolios required by applicable law; (6) prepares and, after approval by the Portfolios, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law; (7) reviews and submits to the officers of the Portfolio for their approval invoices or other requests for payment of the Portfolios’ expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Portfolios as may be necessary in the opinion of Huntington to perform its duties under the agreement.

Pursuant to the Agreement, for all series in 2010 Huntington received the greater of $800,000, or 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets, 0.13% of the next $200 million in assets, and 0.08% for all over $400 million in assets. In 2010, Huntington receives 0.35% on the first $100 million in assets under management, 0.25% of the next $100 million in assets, 0.15% of the next $200 million in assets and 0.10% for all over $400 million in assets up to one billion and 0.08% for all over one billion dollars in assets under management.

During the year ending December 31, 2010 the Trust paid Huntington $1,080,812.45.

The applicable insurance company provides certain additional administrative services with respect to shares of the Portfolios purchased to fund variable annuity contracts and held in the insurance company’s separate accounts. These administrative services are provided pursuant to a Participation Agreement which became effective and is renewed as of May 1 each year among the insurance company, the Trust and TPL.

Under the Participation Agreement, the insurance company maintains the records related to each Portfolio’s shares held in the company’s separate accounts, processes all purchases and redemptions of Portfolio shares within the accounts, and provides other administrative and shareholder services. For its services, the insurance company receives an annual fee from the Underwriter equal to 0.25% of the average daily net assets of the Portfolio held in the insurance company separate accounts. In the future the Underwriter may enter into Participation Agreements with other Insurance Companies, which will be independent of existing Agreements.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	19

Section 6 | Brokerage Allocation

Brokerage Transactions

The Advisor and each sub-advisor to the Timothy Funds, when effecting the purchases and sales of securities on behalf of the Portfolios or the Funds as applicable, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor and each sub-advisor to the Timothy Funds may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Advisor in connection with the Portfolios or the Funds, as applicable. The Advisor and each sub-advisor are prohibited from considering brokerage allocation to dealers in consideration of a dealer’s distribution efforts of Portfolio or Fund shares. The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer fund share sales.

Timothy Partners, Ltd., through the investment managers providing services for the underlying Funds, is responsible for making the Funds’ portfolio decisions subject to instructions described in the applicable prospectus. Securities held by one Fund may also be held by another Fund or other accounts for which the Advisor serves as an advisor. If purchases or sales of securities for a Fund or other entities for which they act as investment advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Advisor during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interests of one or more Portfolios or other accounts, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees periodically reviews the brokerage placement practices of the Advisor and reviews the prices and commissions, if any, paid by the Portfolios to determine if they were reasonable.

The Advisor also may consider sales of the variable annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Portfolios. In addition, the Advisor may place portfolio trades for both Portfolios, or the Funds as applicable, with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust’s procedures governing such affiliated trades, and FINRA Conduct Rules.

The Portfolios purchase only shares of the Timothy Funds at NAV, therefore no brokerage commissions are paid by the Portfolios.

20	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Section 7 | Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The Portfolios currently offer their shares only to Separate Accounts established by various Insurance Companies and to certain Qualified Plans. The Portfolios are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of these Insurance Companies or under Qualified Plans. The general public may not directly purchase shares of the Portfolios. The Trust has received an order from the Securities and Exchange Commission exempting the Portfolios from certain provisions of the Investment Company Act, which permits the Portfolios to offer their shares to multiple Investment Companies and Qualified Plans. The Separate Accounts and Qualified Plans will invest in the Portfolios in accordance with the instructions received from Separate Account owners or Plan participants, as applicable. Shares of the Portfolios are sold at net asset value as described in the prospectus.

Redemption of Shares

The redemption price will be based upon the net asset value per share of a Portfolio next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that each Portfolio reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which disposal of securities owned by a Portfolio is not reasonably predictable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolios.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in- kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any Portfolio securities paid or distributed in-kind would be valued as described under “Purchases and Redemption of Shares” in the prospectus. In the event that an in- kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Portfolio.

In-kind payments need not constitute a cross-section of a Portfolio’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Portfolio completes such redemption in- kind, that Portfolio will not recognize a gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize a gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Portfolio shares redeemed.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	21

Section 8 | Taxation of the Portfolio

Taxation

The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

In addition to the diversification requirements applicable to all registered investment companies (“RICs”), Section 817(h) of the Internal Revenue Code imposes certain diversification requirements on the assets underlying variable annuity and variable life contracts including, as described herein, when those assets are shares in a RIC. The Portfolios intend to comply with these diversification regulations. By meeting these and other requirements, participating Insurance Companies, rather than the holders of variable annuity contracts and variable life policies, should be subject to tax on distributions received with respect to shares of the Portfolios. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Participating Insurance Companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Portfolio’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Portfolio’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax.

The following discussion is only relevant to the extent that the applicable Portfolio’s shares are held by an entity that is not exempt from federal income taxes or is subject to the tax on unrelated business taxable income:

Distributions declared by a Portfolio during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received. Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares of the Portfolio. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long- term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of a Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by a Portfolio may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

A Portfolio will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

22	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Section 9 | Calculation of Performance Data

Performance

Performance information for the shares of the Portfolios will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND YIELDS QUOTED FOR THE PORTFOLIOS INCLUDE THE PORTFOLIOS’ EXPENSES, BUT DO NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT OR QUALIFIED PLAN.

BECAUSE SHARES OF THE PORTFOLIOS MAY BE PURCHASED ONLY THROUGH THE INSURANCE COMPANIES OR QUALIFIED PLANS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR INSURANCE CONTRACT OR PLAN DOCUMENT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of the Portfolios’ performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolios’ performance to that of other mutual funds.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolios’ investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Portfolios may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Portfolios over a 12-month period divided by the current maximum offering price.

The Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Portfolios be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolios are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Portfolios to compute or express performance follows.

Money Market Fund

YIELD QUOTATION

7-Day Current Yield for Money Market Funds — The 7-Day Current Yield is based on a recently ended seven-day period. It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, then subtracting a hypothetical charge reflecting deductions from that shareholder account, then dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.

Other Funds

AVERAGE ANNUAL TOTAL RETURN QUOTATION

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)n = ERV

WHERE:	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual total return.

	n	=	number of years.

	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	23

After Taxes on Distributions

P(1+T)n = ATVD

After Taxes on Distributions and Redemptions

P(1+T)n - ATVDR

WHERE:	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable.

	n	=	number of years.

	ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or fractional portion), after taxes on redemption.

	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or financial portion) after taxes on fund distributions and redemption.

Based on these formulas, annualized total returns were as follows for the periods and Portfolios indicated:

	Average Annual Returns (as of 12/31/2010)
	1-Year	3-Year	5-Year	10-Year	Since Inception	Inception Date
Strategic Growth Portfolio
Pre-Tax	15.37%	-3.35%	1.78%	N/A	3.01%	May 1, 02
Pre-Liquidation After-Tax	15.08%	-4.48%	0.71%	N/A	2.35%	May 1, 02
Post-Liquidation After-Tax	9.99%	-3.30%	1.16%	N/A	2.38%	May 1, 02
Conservative Growth Portfolio
Pre-Tax	12.45%	-0.46%	3.21%	N/A	3.82%	May 1, 02
Pre-Liquidation After-Tax	11.92%	-1.60%	2.17%	N/A	3.18%	May 1, 02
Post-Liquidation After-Tax	8.09%	-0.93%	2.29%	N/A	3.01%	May 1, 02

YIELD QUOTATION

A fund’s “yield” is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a - b/cd+1)6 – 1]

WHERE:	a	=	dividends and interest earned during the period

	b	=	expenses accrued for the period (net of reimbursements)

	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends

	d	=	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

24	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Section 10 | Financial Statements

Each Portfolios’ financial statements and independent registered public accounting firm’s report, including the notes thereto, for the fiscal year ended December 31, 2010, are hereby incorporated by reference from the Portfolios’ 2010 Annual Report to Shareholders.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	25

Appendix A | Proxy Voting Policy

Preface

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisors Act of 1940, as amended (“Advisors Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment advisor to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds’ investment portfolios. Because the Fund sub-advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Fund sub-advisors to vote proxies, and each sub-advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a sub-advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds’ shareholders. Sub-advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause sub-advisors to vote, to promote the Funds’ shareholders’ best interests. In determining how to vote proxies, Advisor and sub-advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and sub-advisors will not subordinate the economic interest of the Funds’ shareholders to their own interests or to that of any other entity or interested party.

Key Proxy Voting Issues

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on Funds’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Trustees

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a sub-advisor to vote, Advisor will vote in favor of director nominees who have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

1.	In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

2.	Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

3.	A director nominee’s attendance at less than 75% of required meetings – frequent non-attendance at board meetings will be grounds for voting against re-election.

4.	Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

26	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a sub-advisor to vote:

i.	Corporate Defenses | Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii.	Corporate Restructuring | These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii.	Capital Structure | Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

1.	Executive Compensation | Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory. Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

iv.	Independent Auditors | The engagement, retention and termination of a company’s independent auditors must be approved by the company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a company’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company’s financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a sub-advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a sub-advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

•	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

•	The percentage of assets of the company that will be devoted to implementing the proposal;

•	Whether the issue is more properly dealt with through other means, such as through governmental action;

•	Whether the company has already dealt with the issue in some other appropriate way; and

•	What other companies have done in response to the issue.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	27

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

Proxy Voting Procedures

1.	The Proxy Voting Officer

Advisor hereby appoints Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a sub-advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

1.	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer’s management or the soliciting shareholder(s);

2.	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

3.	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

4.	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from sub-advisors and votes cast when called upon by a sub-advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer; (ii) the exchange ticker symbol for the security; (iii) the CUSIP number; (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on; (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast his vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

28	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

Record Keeping

In connection with this Policy, the Proxy Voting Officer, when called upon by a sub-advisor to vote, shall maintain a record of the following:

1.	copies of all proxies solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

2.	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

3.	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

4.	copies, if any, of all waivers request submitted to the Board and the Board’s final determination relating thereto;

5.	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

6.	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

7.	copies of all votes cast;

8.	copies of all quarterly summaries presented to the Board; and

9.	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisors Act. Copies shall be provided to Timothy Partners promptly upon request.

Summary

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisors Act of 1940, as amended (“Advisors Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the investment advisor to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to sub-advisors. Because a Fund’s sub-advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund’s sub-advisor. Each sub-advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, will vote, or cause the Funds’ sub-advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, Advisor and the sub-advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the sub-advisors will not subordinate the economic interests of the Funds’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a sub-advisor and Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting us on our website.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011	29

1055 Maitland Center Commons

Maitland, FL 32751

Online	|	www.timothyplan.com
E-mail	|	invest@timothyplan.com
Phone	|	(800) 846-7526

30	STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE PORTFOLIOS	April 30, 2011

PART C. OTHER INFORMATION

Item 28.	Exhibits.

(a)	Articles of Incorporation - Agreement and Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b)	By-Laws - filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders – See Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, and incorporated herein by reference.

(d)	Investment Advisory Contracts.

(1)

Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)

Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 8, is hereby incorporated by reference.

(3)

Registrant’s Form of Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

(4)

Registrant’s Form of Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(5)

Registrant’s Form of Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(6)

Registrant’s Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Strategic Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(7)

Registrant’s Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Conservative Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(9)

Registrant’s Form of Sub-Investment Advisory Agreement dated March 1, 2005 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid-Cap Value Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(10)

Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2006 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Small-Cap Value Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(11)

Registrant’s Form of Sub-Investment Advisory Agreement dated July 1, 2004 with Timothy Partners, Ltd. and Barrow, Hanley, Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income and Money Market Funds, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19, is hereby incorporated by reference.

(12)

Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney, on behalf of the Timothy Plan High Yield Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(13)

Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd on behalf of the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(14)

Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(15)

Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Aggressive Growth Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(16)

Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Large/Mid Cap Growth Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(17)

Registrant’s Form of Investment Advisory Agreement dated August 6, 2009 with Timothy Partners, Ltd. on behalf of the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

(18)	Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Delaware Management Business Trust, on

behalf of the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on June 22, 2010, is hereby incorporated by reference.

e.	Underwriting Contracts

(1)	Form of Registrant’s Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

(2)

Form of Registrant’s Amendment to Underwriting Agreement dated May 1, 2004 with Timothy Partners Ltd. on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

f.	Bonus or Profit Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Form of Custodian Agreement - which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.

h.	Other Material Contracts

(1)

Form of Registrant’s Amendment dated May 1, 1996 to Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)

Form of Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)

Form of Registrant’s Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(5)	Powers of Attorney, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20, are hereby incorporated by reference.

(6)

Form of Registrant’s Mutual Fund Services Agreement with Unified Fund Services, Inc., dated December 4, 2006, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

i.	Opinion and Consent of Counsel – which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 34, is hereby incorporated by reference.

j.	Other Opinions- Consent of Independent Registered Public Accounting Firm is filed herein as Exhibit 99j

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements -

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)	Registrant’s Plan of Distribution for Class B Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(3)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment # 18 on December 4, 2003, is hereby incorporated herein by reference.

(4)

Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(5)

Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(6)

Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(7)

Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(5)

Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

(6)

Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

n.	Rule 18f-3 Plan –

(1)	Registrant’s Multiple Class Plan, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics –

(1)

Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(2)	Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(3)	Form of Code of Ethics of Westwood Management Group, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

See “General Information - Holders of more than 5% of Each Fund’s Shares” in the Statement of Additional Information dated April 29, 2011.

Item 30.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b) A written opinion by an independent legal counsel; or

(c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)	That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. (“TPL”) serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the FINRA’s IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 32.	Principal Underwriter.

(a) Timothy Partners, Ltd. (“TPL”) is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b)	The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Mailtand Center Commons Maitland, FL 32751	President of TPL	Chairman, President and Treasurer

(c) None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust’s custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant’s administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Unified Fund Services, Inc., 2960 Meridian Street, Suite 300, Indianapolis, IN 46208.

Item 34.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on April 29, 2011.

THE TIMOTHY PLAN

By:	/s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	April 29, 2011

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	April 29, 2011

/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	April 29, 2011

/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	April 29, 2011

/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	April 29, 2011

/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	April 29, 2011

/s/ Alan M. Ross* ALAN M. ROSS	Trustee	April 29, 2011

/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	April 29, 2011

/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	April 29, 2011

/s/ John C. Mulder* JOHN C. MULDER	Trustee	April 29, 2011

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

Exhibit Index

Exhibit 99j-	Consent of Cohen Fund Audit Services, Ltd.